AB Municipal Income Fund II

AB New Jersey Portfolio

Portfolio of Investments

August 31, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.0%
Long-Term Municipal Bonds - 99.0%
New Jersey - 77.2%
City of Jersey City NJ
Series 2017A
5.00%, 11/01/31-11/01/37	$1,500	$1,847,215
Hudson County Improvement Authority (County of Hudson NJ)
Series 2016
5.00%, 5/01/36	2,400	2,887,104
Landis Sewage Authority
NATL Series 1993
5.964%, 9/19/19 (a)	300	300,609
Morris-Union Jointure Commission (Morris-Union Jointure Commission COP)
AGM Series 2013
5.00%, 8/01/26	3,320	3,747,948
New Jersey Economic Development Authority (Bancroft Neurohealth Obligated Group)
Series 2016A
5.00%, 6/01/41 (b)	1,000	1,083,710
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2013
5.00%, 3/01/30	4,000	4,388,240
New Jersey Economic Development Authority (NJ Metromall Urban Renewal, Inc.)
Series 2002
6.50%, 4/01/28	1,000	1,195,570
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.)
Series 2017
5.00%, 7/15/32	1,000	1,182,770
New Jersey Economic Development Authority (NYNJ Link Borrower LLC)
Series 2013
5.00%, 1/01/28	1,000	1,136,210
5.50%, 1/01/27	1,000	1,159,200
New Jersey Economic Development Authority (Port Newark Container Terminal LLC)
Series 2017
5.00%, 10/01/47	2,000	2,317,160
New Jersey Economic Development Authority (Seeing Eye, Inc. (The))
Series 2017
5.00%, 6/01/32	1,765	2,193,083
New Jersey Economic Development Authority (United Airlines, Inc.)
Series 1999
5.25%, 9/15/29	1,165	1,286,172
New Jersey Educational Facilities Authority (Kean University)
AGM Series 2015H
5.00%, 7/01/34	2,500	2,927,725

	Principal Amount (000)	U.S. $ Value
New Jersey Health Care Facilities Financing Authority
Series 2013
5.25%, 7/01/31 (Pre-refunded/ETM) (b)	$1,800	$2,076,822
AGC Series 2004A
5.25%, 7/01/23 (Pre-refunded/ETM)	2,085	2,405,652
New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.)
Series 2008A
5.125%, 7/01/22	45	45,146
New Jersey Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group)
Series 2017A
5.00%, 7/01/35	1,950	2,402,673
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group)
Series 2017A
5.00%, 7/01/35	1,835	2,235,562
New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group)
Series 2014
5.00%, 7/01/44	1,000	1,153,500
Series 2016A
5.00%, 7/01/33	1,000	1,223,170
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/28-6/15/29	2,750	3,297,260
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2015A
5.25%, 6/15/41	1,250	1,420,275
Series 2018A
5.00%, 12/15/35	1,750	2,100,280
New Jersey Turnpike Authority
Series 2013A
5.00%, 1/01/43	1,935	2,124,127
Series 2019A
5.00%, 1/01/48 (b)	680	845,084
North Hudson Sewerage Authority/NJ NATL Series 2001A
Zero Coupon, 8/01/24 (Pre-refunded/ETM)	8,875	8,279,487
Rutgers The State University of New Jersey
Series 2013L
5.00%, 5/01/30	3,400	3,833,602
Tobacco Settlement Financing Corp./NJ
Series 2018B
5.00%, 6/01/46	2,040	2,281,658
Union County Improvement Authority (Township of Union NJ/Union County Lease)
NATL Series 2003A
5.25%, 8/15/23	1,590	1,594,897

	Principal Amount (000)	U.S. $ Value
Union County Utilities Authority (County of Union NJ Lease)
Series 2011A
5.25%, 12/01/31	$4,560	$4,937,249

		69,909,160

Alabama - 0.1%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.)
Series 2019A
4.50%, 5/01/32 (b)(c)	100	113,661

American Samoa - 0.3%
American Samoa Economic Development Authority (Territory of American Samoa)
7.125%, 9/01/38 (c)	215	242,511

Arizona - 0.1%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.)
Series 2018A
6.00%, 7/01/52 (c)	100	115,008

California - 0.4%
California Statewide Communities Development Authority (Enloe Medical Center)
Series 2008A
5.50%, 8/15/23	400	401,332

Florida - 0.3%
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center - Orlando)
Series 2018A
7.50%, 6/01/48 (b)(c)	100	110,686
Florida Development Finance Corp. (Virgin Trains USA Florida LLC)
6.50%, 1/01/49 (b)(c)	155	147,634

		258,320

Guam - 1.9%
Guam Power Authority
Series 2017A
5.00%, 10/01/36-10/01/40	805	931,769
Territory of Guam (Guam Section 30 Income Tax)
Series 2016A
5.00%, 12/01/46	720	811,080

		1,742,849

Idaho - 3.2%
Idaho Housing & Finance Association (State of Idaho Fed Hwy Grant)
Series 2014
5.00%, 7/15/31	2,600	2,922,478

	Principal Amount (000)	U.S. $ Value
Illinois - 1.6%
Chicago Board of Education
Series 2018A
5.00%, 12/01/31	$305	$355,917
Metropolitan Pier & Exposition Authority
Series 2015B
5.00%, 12/15/45	1,000	1,100,150

		1,456,067

Michigan - 0.1%
City of Detroit MI
5.00%, 4/01/36	50	56,449

Nevada - 0.1%
City of Reno NV (County of Washoe NV Sales Tax Revenue)
Series 2018C
Zero Coupon, 7/01/58 (b)(c)	500	72,385

New York - 9.5%
Port Authority of New York & New Jersey
Series 2012
5.00%, 7/15/30	4,250	4,631,098
Series 2014
5.00%, 9/01/31	1,100	1,291,433
Port Authority of New York & New Jersey (JFK International Air Terminal LLC)
NATL Series 1997
5.75%, 12/01/22	2,610	2,722,569

		8,645,100

North Dakota - 0.3%
County of Grand Forks ND (Red River Biorefinery LLC)
Series 2018
5.00%, 9/15/28 (b)(c)	265	264,425

Ohio - 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33 (b)	280	288,400

Puerto Rico - 1.5%
Puerto Rico Electric Power Authority
AGM Series 2007V
5.25%, 7/01/31	155	173,104
NATL Series 2007V
5.25%, 7/01/29	155	167,853
Puerto Rico Highway & Transportation Authority
AGC Series 2005L
5.25%, 7/01/41	100	110,431
AGC Series 2007N
5.25%, 7/01/36	165	183,472
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	300	307,125

	Principal Amount (000)	U.S. $ Value
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series 2018A
Zero Coupon, 7/01/29 (b)	$104	$76,371
Series 2019A
5.00%, 7/01/58 (b)	285	297,158

		1,315,514

South Carolina – 0.7%
South Carolina Public Service Authority
Series 2016B
5.00%, 12/01/41	570	678,825

Tennessee – 0.5%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A
5.00%, 12/01/35 (b)(c)	145	152,077
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group)
Series 2018A
6.25%, 4/01/49 (b)(c)	260	293,842

		445,919

Texas - 0.3%
Mission Economic Development Corp. (Natgasoline LLC)
Series 2018
4.625%, 10/01/31 (c)	245	264,803

Washington - 0.3%
Kalispel Tribe of Indians
Series 2018B
5.25%, 1/01/38 (b)(c)(d)	210	234,723

Wisconsin - 0.3%
Wisconsin Public Finance Authority (Maryland Proton Treatment Center LLC)
Series 2018A-1
6.25%, 1/01/38 (b)(c)	265	285,363

Total Municipal Obligations (cost $81,587,554)		89,713,292

	Shares
SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 2.07% (e)(f)(g) (cost $143,712)	143,712	143,712

Total Investments - 99.2% (cost $81,731,266) (h)		89,857,004
Other assets less liabilities - 0.8%		723,999

Net Assets - 100.0%		$90,581,003

CENTRALLY CLEARED INTEREST RATE SWAPS

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD 3,640	6/17/21	3 Month LIBOR	1.907%	Quarterly/Semi-Annual	$17,901	$	– 0	–	$17,901
USD 3,430	8/09/22	3 Month LIBOR	1.486%	Quarterly/Semi-Annual	6,534		– 0	–	6,534
USD 400	4/16/49	3 Month LIBOR	2.746%	Quarterly/Semi-Annual	120,306		– 0	–	120,306

					$144,741	$	– 0	–	$144,741

CENTRALLY CLEARED INFLATION (CPI) SWAPS

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD 4,050	6/17/24	1.760%	CPI	#	Maturity	$(22,090)	$	– 0	–	$(22,090)
USD 750	8/09/24	1.690%	CPI	#	Maturity	(1,867)		– 0	–	(1,867)

						$(23,957)	$	– 0	–	$(23,957)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	3,062	9/20/20	2.263%	CPI	#	Maturity	$(44,741)
Barclays Bank PLC	USD	2,721	10/15/20	2.208%	CPI	#	Maturity	(36,105)
Barclays Bank PLC	USD	1,568	10/15/20	2.210%	CPI	#	Maturity	(20,884)
Citibank, NA	USD	1,980	10/17/20	2.220%	CPI	#	Maturity	(26,626)
JPMorgan Chase Bank, NA	USD	2,944	8/30/20	2.210%	CPI	#	Maturity	(40,608)
JPMorgan Chase Bank, NA	USD	2,950	7/15/24	2.165%	CPI	#	Maturity	(53,936)

								$(222,900)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).
(a)	Inverse floater security.
(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2019, the aggregate market value of these securities amounted to $2,297,118 or 2.5% of net assets.

(d)	When-Issued or delayed delivery security.
(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)

As of August 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,272,232 and gross unrealized depreciation of investments was $(248,610), resulting in net unrealized appreciation of $8,023,622.

As of August 31, 2019, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 25.2% and 11.9%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation

See notes to financial statements.

AB Municipal Income Fund II

AB New Jersey Portfolio

August 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2019:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$83,370,951		$6,342,341		$89,713,292
Short-Term Investments		143,712		– 0	–	– 0	–	143,712

Total Investments in Securities		143,712		83,370,951		6,342,341		89,857,004
Other Financial Instruments (a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	144,741		– 0	–	144,741
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(23,957)		– 0	–	(23,957)
Inflation (CPI) Swaps		– 0	–	(222,900)		– 0	–	(222,900)

Total		$143,712		$83,268,835		$6,342,341		$89,754,888

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/19	$6,169,800		$6,169,800
Accrued discounts/(premiums)	(724)		(724)
Realized gain (loss)	(6,575)		(6,575)
Change in unrealized appreciation/depreciation	136,294		136,294
Purchases	193,896		193,896
Sales	(150,350)		(150,350)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 8/31/19	$6,342,341		$6,342,341

Net change in unrealized appreciation/depreciation from investments held as of 8/31/19	$135,285		$135,285

As of August 31, 2019, all Level 3 securities were priced by third party vendors.

A summary of the Fund’s transactions in AB mutual funds for the three months ended August 31, 2019 is as follows:

Fund	Market Value 5/31/19 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$	– 0	–	$814	$670	$144	$	– 0	–